UNITED
               STATES SECURITIES AND
               EXCHANGE COMMISSION
                     Washington, D.C.

                     20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

December 31, 1999 Check Here if Amendment [  ];

Amendment Number:

This Amendment (Check only one):   [  ] is a
restatement.
                         [  ] adds new holdings
entries.

Institutional Investment Manager Filing this Report:

Name:          Kit Cole Investment Advisory Services
Address:  851 Irwin Street, Suite 301
          San Rafael, CA  94901

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting
Manager:

Name:          Elizabeth Schrock
Title:         Compliance Officer
Phone:         415-457-9000
Signature, Place and Date of Signing:

     Elizabeth Schrock   San Rafael, California
February 9,
2000

Report Type (check only one):

[X]  13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:     None.
                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None.

Form 13F Information Table Entry

Total: 24 Form13F Information Table

Value Total:  $136,729





List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F

file number(s) of all institutional investment

managers with respect to which this report is filed,

other than the manager filing this report.

None.

Form 13F Information Table

Name of Issue         Title of Cl Cusip     Value
Shares SH/
InvestmenOther    Voting Authority
                                          (x$1000)         PRN
DiscretioManagers Sole    Shared  None

Adobe Systems             COM    00724f101    5,255   78150 SH
SOLE               78150
Amer Intl Group           COM    26874107     6,856   63411 SH
SOLE               63411
America Online            COM    02364j104   11,201
148855 SH
SOLE              148855
At Home Corp.             COM    45919107     3,350   78126 SH
SOLE               78126
Biogen                    COM    90597105     4,457   52750 SH
SOLE               52750
Citigroup                 COM    172967101    5,769
103602 SH
SOLE              103602
Computer Assoc Intl       COM    204912109    4,432   63375 SH
SOLE               63375
General Electric          COM    369604103    6,992   45182 SH
SOLE               45182
Hewlett Packard           COM    428236103    5,511   48448 SH
SOLE               48448
IBM                       COM    459200101    5,160   47775 SH
SOLE               47775
Intel Corp                COM    458140100    5,472   66480 SH
SOLE               66480
JDS Uniphase Corp.        COM    46612j101    3,359   20825 SH
SOLE               20825
LSI Logic                 COM    502161102    7,138
105740 SH
SOLE              105740
Lexmark International     COM    529771107    3,738   41300 SH
SOLE               41300
Lucent Technologies       COM    549463107    4,729   63216 SH
SOLE               63216
Lycos Inc                 COM    550818108    1,738   21850 SH
SOLE               21850
Maytag Corp               COM    578592107    2,662   55450 SH
SOLE               55450
Micromuse, Inc.           COM    595094103    2,945   17325 SH
SOLE               17325
Motorola Inc.             COM    620076109    8,102   55025 SH
SOLE               55025
Nokia                     COM    654902204   12,425   65395 SH
SOLE               65395
Solectron                 COM    834182107    5,986   62925 SH
SOLE               62925
Sun Microsystems          COM    866810104    8,199
105875 SH
SOLE              105875
Texas Instruments         COM    882508104    6,652   68847 SH
SOLE               68847
Vishay Intertech.         COM    928298108    4,601
145475 SH
SOLE              145475
                                            136,729